DERIVATIVE FINANCIAL LIABILITY - Disclosure of Continuity of Derivative Liability (Details) - CAD ($)	12 Months Ended
	May 31, 2026	May 31, 2025
Disclosure Of Derivative Financial Liability [Abstract]
Balance beginning of the year	$ 403,053	$ 0
Fair value of the derivative financial liability on the date of issuance	8,332,321	182,137
Fair value changes of the derivative financial liability	9,979,637	220,916
Fair value of derivative liability reversed on exercise of warrants	(1,564,479)	0
Balance end of year	$ 17,150,532	$ 403,053